Components of Net Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Unearned premiums reserve	$ 344.3	$ 319.1
Investment basis differences	208.3	246.1
Non-deductible accruals	191.6	172.1
Loss and loss adjustment expense reserves	107.3	113.6
Other	3.9	5.2
Deferred tax liabilities:
Net unrealized gains on securities	(464.5)	(367.7)
Hedges on forecasted transactions	(3.3)	(4.3)
Deferred acquisition costs	(152.1)	(151.8)
Property and equipment	(103.6)	(109.9)
Prepaid expenses	(12.2)	(16.1)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(4.5)
Net deferred tax asset	$ 109.4	$ 196.0